Income tax (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		36 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Income tax
Reversal of withholding income tax												¥ 14,300
Effective income tax rate	17.50%	42.20%	17.90%	42.10%
Undistributed earnings that may be subject to the withholding tax										$ 270,128	¥ 1,797,239
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries										$ 27,013	¥ 179,724
Interest and penalties related to unrecognized tax benefits	¥ 0		¥ 0
The PRC
Income tax
Statutory income tax rate			25.00%
Withholding tax rate			10.00%
Provision for income taxes on undistributed earnings			¥ 0
PRC subsidiary
Income tax
Provision for withholding tax													¥ 14,300
Beijing Jiachenhong
Income tax
HNTE preferential tax rate								15.00%
Beijing Jiachenhong | Forecast
Income tax
HNTE preferential tax rate					15.00%
Guangzhou Nuoya
Income tax
HNTE preferential tax rate									15.00%
Guangzhou Nuoya | Forecast
Income tax
HNTE preferential tax rate						15.00%
Zhejiang Lukou | Forecast
Income tax
HNTE preferential tax rate							15.00%